Summary of Derivative Instruments (Parenthetical) (Detail) - Interest Rate Swap	6 Months Ended
Jun. 30, 2021
Not designated as hedges
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.73%
Derivative Average Fixed Interest Rate Term	August 15, 2022
Designated as Hedges
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Derivative Average Fixed Interest Rate Term	May 30, 2031